Schedule of Property and Equipment (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less accumulated depreciation
Property and equipment, net	5
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer equipment	$ 5